Borrowings - Lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Short-term leases	$ 918	$ 1,265	$ 2,035
Variable lease payments	70	90
Total expense	988	1,355
Lease liability for short-term leases subject to exemption	$ 338	$ 395